TRADE RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Schedule of Trade Receivables
	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
Trade receivables
Trade receivables from IFM services	5,537,653	6,776,366
Trade receivables from manpower outsourcing services	5,411,093	5,219,315
Trade receivables from other services	241,551	211,327
Subtotal:	11,190,297	12,207,008
Allowance for expected credit losses	(126,784)	(68,666)
Trade receivables, net	11,063,513	12,138,342

Schedule of the Carrying Amount of Trade Receivables

The following information shows the carrying amount of trade receivables at the reporting date that have been transferred but have not been derecognized and the associated liabilities.

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
Carrying amount of trade receivables transferred to agents	4,641,689	5,236,864
Carrying amount of associated liabilities	4,378,250	4,423,508